Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets [Line Items]
Indefinite lived intangible assets - Trade names, trademarks and distribution rights	$ 119,188	$ 125,194
Finite lived intangible assets:
Accumulated amortization	(43,680)	(38,332)
Finite lived intangible assets, net	28,663	35,871
Intangible assets, net	147,851	161,065
Customer Relationships
Finite lived intangible assets:
Finite lived intangible assets	$ 69,593	73,053
Customer Relationships | Minimum
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10 years
Customer Relationships | Maximum
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	15 years
Trade Name
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10 years
Finite lived intangible assets:
Finite lived intangible assets	$ 1,150	$ 1,150
Patented And Unpatented Technology [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Finite lived intangible assets:
Finite lived intangible assets	$ 1,600